Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Japan Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 2 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities of Japanese companies.  The Fund’s equity investments may include common stocks (including stocks purchased in initial public offerings (IPOs)), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and Japan pooled investment vehicles.  The Fund invests in companies regardless of market capitalization.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Active Management Risk:  The Fund is actively managed and its performance, therefore, will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Small and Medium Sized Companies Risk:  The Fund may invest in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk:  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  While investments in all foreign countries are subject to these types of risks, the Fund’s concentration in Japanese securities could cause the Fund’s performance to be more volatile than that of more geographically diversified funds.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk: Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles. In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with the Tokyo Stock Price Index (TOPIX) and the Russell/Nomura Total Market Index. For additional information on these indices, please see “Index Descriptions” on page 67 of this Prospectus.   The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with the Tokyo Stock Price Index (TOPIX) and the Russell/Nomura Total Market Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY JAPAN FUND TOTAL RETURN OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 25.14% for the quarter ended March 31, 2004 and the lowest quarterly return was -18.79% for the quarter ended September 30, 2008 .

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012 )
TOPIX (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	(3.38%)
Average Annual Return, Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Average Annual Return, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Russell/Nomura Total Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	8.05%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	(3.24%)
Average Annual Return, Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Average Annual Return, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Hennessy Japan Fund - Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.86%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Annual Return 2004	rr_AnnualReturn2004	36.31%
Annual Return 2005	rr_AnnualReturn2005	50.26%
Annual Return 2006	rr_AnnualReturn2006	(13.10%)
Annual Return 2007	rr_AnnualReturn2007	(14.25%)
Annual Return 2008	rr_AnnualReturn2008	(27.50%)
Annual Return 2009	rr_AnnualReturn2009	9.83%
Annual Return 2010	rr_AnnualReturn2010	20.64%
Annual Return 2011	rr_AnnualReturn2011	0.29%
Annual Return 2012	rr_AnnualReturn2012	11.61%
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	11.61%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Return, Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Average Annual Return, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Hennessy Japan Fund - Institutional Class shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	11.75%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Return, Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Hennessy Japan Fund - Institutional Class shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	7.71%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Return, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Hennessy Japan Fund - Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.94%
Other Expenses	rr_OtherExpensesOverAssets	1.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	207
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	11.94%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Return, Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Average Annual Return, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003

[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.